Property, Plant and Equipment (Including Consolidated VIEs) (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment consists of the following:

	As of December 31,
	2013	2012
In millions
Land	$5.6	$6.1
Software	31.3	31.1
Buildings and improvements	322.2	320.5
Machinery and equipment	1,670.5	1,605.5
Solar energy systems	1,686.1	1,306.5
Total property, plant and equipment, at cost	$3,715.7	$3,269.7
Less accumulated depreciation	(1,120.0)	(964.1)
	$2,595.7	$2,305.6
Construction in progress – non solar energy systems	79.4	141.4
Construction in progress – solar energy systems	447.8	226.0
Total property, plant and equipment, net	$3,122.9	$2,673.0